WARRANTS (Details Narrative) - USD ($)		1 Months Ended											2 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 07, 2021	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 03, 2020	Feb. 25, 2020	Dec. 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased		2,643,936																2,643,936
Net Asset Value Per Share		$ 5.08																$ 5.08
Adjustments to Additional Paid in Capital, Warrant Issued																		$ 829,081	$ 89,155
Proceeds from warrants exercised										$ 1,000	$ 75,000							355,250	327,500
Debt stated interest rate				5.00%
Amortization of warrant discount																		$ 38,048	42,005
Issuance for services																		28,448
Feb 2020 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants granted														62,500
Fair value of warrants granted														$ 80,053
Note payable issued														$ 625,000						$ 625,000
Debt stated interest rate														7.00%						7.00%
Amortization of warrant discount														$ 42,005	$ 38,048			$ 38,048	$ 42,005
Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant Exercise price		$ 5.00																$ 5.00
Proceeds from warrants exercised								$ 100,000	$ 45,030
Two Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from warrants exercised			$ 20,500
Four Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from warrants exercised		$ 113,720
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased		2,643,936													2,388,675			2,643,936	2,388,675		2,383,256
Number of warrants granted																		675,608	287,375
Warrant [Member] | $1.00 Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable		2,329,503																2,329,503
Warrant Exercise price		$ 1.00																$ 1.00
Warrant [Member] | $5.00 Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable		92,500																92,500
Warrant Exercise price		$ 2.50																$ 2.50
Warrant [Member] | Greater than $5.00 or other [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable		221,933																221,933
Warrant Exercise price		$ 5.00																$ 5.00
Common Stock Purchase Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 240,772														$ 21,098
Warrants exercised		92,500
Common Stock Purchase Warrants [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 1,352,211
Warrants exercised				329,503
Common Stock Purchase Warrants [Member] | Three Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants granted	56,592
Fair value of warrants granted	$ 54,502
Common Stock Purchase Warrants [Member] | Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant Exercise price									$ 5.00
Number of warrants granted								5,000	2,252			24,211
Adjustments to Additional Paid in Capital, Warrant Issued					$ 16,612			$ 7,595	$ 3,512			$ 23,333
Warrants exercised					16,000			20,000	9,006
Proceeds from warrants exercised								$ 100,000	$ 45,030
Common Stock Purchase Warrants [Member] | Two Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased																20,000
Number of warrants granted											9,375
Adjustments to Additional Paid in Capital, Warrant Issued						$ 8,002					$ 7,443
Warrants exercised						9,375
Common Stock Purchase Warrants [Member] | Two Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants granted										200	3,750
Adjustments to Additional Paid in Capital, Warrant Issued										$ 80	$ 6,168
Common Stock Purchase Warrants [Member] | Four Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued							$ 28,184
Warrants exercised							20,000
Common Stock Purchase Warrants [Member] | Six Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased																	41,375
Adjustments to Additional Paid in Capital, Warrant Issued				$ 37,721													$ 38,630
Warrants exercised				40,000
Common Stock Purchase Warrants [Member] | Five Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued			$ 27,643
Warrants exercised			32,000
Common Stock Purchase Warrants [Member] | Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 28,521
Warrants exercised		45,000
Common Stock Purchase Warrants [Member] | One Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased																10,000
Adjustments to Additional Paid in Capital, Warrant Issued																$ 10,116
Common Stock Purchase Warrants [Member] | Seven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants purchased															47,000				47,000
Adjustments to Additional Paid in Capital, Warrant Issued															$ 39,055
Warrants Issued [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants granted													$ 89,155
Issuance for services													92,500